Taxation - Current tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Taxation
Non-current income tax receivable	$ 1,391
Current income tax receivable	1,158	$ 1,859
Total income tax receivable	2,549	1,859
Current income tax payable	(1,084)	(1,406)
Non-current income tax payable	(700)	(238)
Total income tax payable	(1,784)	(1,644)
Net income tax receivable	$ 765	$ 215